SCHEDULE OF ACQUISITION OF CONSOLIDATED STATEMENTS OF OPERATIONS (Details) - Seamless Group Inc [Member] - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Revenue	$ 39,901,966	$ 40,186,552	$ 55,500,917	$ 57,501,370
Dynamic Indonesia Holdings Limited [Member]
Restructuring Cost and Reserve [Line Items]
Revenue			10,110,839
Loss after tax			$ (498,424)